Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Restructuring Cost and Reserve [Line Items]
Subsequent Events

Note 9—Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements, except for as disclosed below.

On August 10, 2023, the Company completed the Business Combination. Holders of 502,832 shares of the Company’s remaining 1,186,952 Class A Ordinary Shares sold in the Initial Public Offering exercised their right to redeem those shares for a pro rata portion of the Trust Account holding the proceeds from the Company’s Initial Public Offering, calculated as of two business days prior to the extraordinary general meeting of the shareholders, at a price of approximately $11.10 per share, for an aggregate of approximately $5.58 million. The per share redemption price of approximately $11.10 for public shareholders electing redemption was paid out of the Trust Account. For more information regarding the Business Combination, see Note 1, Note 2 and Jet.AI’s Current Report on Form 8-K filed on November August 14, 2023.

Report of Independent Registered Public Accounting Firm

To the shareholders and the board of directors of Jet Token, Inc.

Opinion on the Financial Statements

We have audited the accompanying balance sheets of Jet Token, Inc. (the “Company”) as of December 31, 2022 and 2021, the related statements of operations, stockholders’ equity (deficit), and cash flows for the years then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2022 and 2021, and the results of its operations and its cash flows for the years then ended, in conformity with accounting principles generally accepted in the United States.

Basis for Opinion

These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Company’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

/s/ BF Borgers CPA

BF Borgers CPA PC (PCAOB ID 5041)

We have served as the Company’s auditor since 2019 Lakewood, CO

February 23, 2023

JET TOKEN, INC.

CONSOLIDATED BALANCE SHEETS

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	2022	2021
Assets
Current assets:
Cash and cash equivalents	$1,527,391	$643,494
Other current assets	357,861	79,548
Total current assets	1,885,252	723,042

Property and equipment, net	5,814	7,495
Intangible assets, net	155,009	287,711
Right-of-use asset	2,081,568	-
Other assets	762,976	1,122,789
Total assets	$4,890,619	$2,141,037

Liabilities and Stockholders’ Equity
Current liabilities:
Accounts payable	$242,933	$296,201
Accrued liabilities	951,689	116,113
Deferred revenue	933,361	436,331
Related party advances	-	200,196
Lease liability, current portion	494,979	-
Line of credit	-	194,727
Total current liabilities	2,622,962	1,243,568

Lease liability, net of current portion	1,531,364	-
Total liabilities	4,154,326	1,243,568

Commitments and contingencies (Note 5)	-	-

Stockholders’ Equity
Series Seed Preferred stock, 10,000,000 shares authorized, $0.0000001 par value, 683,333 and 983,333 issued and outstanding, respectively	20,500	29,500
Series CF Non-voting Preferred stock, 25,000,000 shares authorized, 18,826,385 issued and outstanding	704,396	704,396
Preferred Stock, 15,000,000 shares authorized, $0.0000001 par value, 0 issued and outstanding	-	-
Common stock, 300,000,000 shares authorized, par value $0.0000001, 78,353,333 and 78,353,333 issued and outstanding, respectively	8	8
Non-voting Common Stock, 200,000,000 shares authorized, par value $0.0000001, 46,089,886 and 42,169,330 issued and outstanding, respectively	4	4
Subscription receivable	(15,544)	(96,600)
Additional paid-in capital	26,682,909	19,177,938
Accumulated deficit	(26,655,980)	(18,917,777)
Total stockholders’ equity	736,293	897,469
Total liabilities and stockholders’ equity	$4,890,619	$2,141,037

See accompanying notes to the consolidated financial statements

JET TOKEN, INC.

CONSOLIDATED STATEMENTS OF OPERATIONS

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	2022	2021
Revenues	$21,862,728	$1,112,195

Cost of revenues	19,803,739	1,383,100

Gross profit (loss)	2,058,989	(270,905)

Operating Expenses:
General and administrative (including stock-based compensation of $6,492,653 and $12,690,091, respectively)	9,230,789	14,879,597
Sales and marketing	426,728	704,724
Research and development	137,278	117,391
Total operating expenses	9,794,795	15,701,712

Operating loss	(7,735,806)	(15,972,617)

Other (income) expense:
Other income	(3)	(207,368)
Total other (income) expense	(3)	(207,368)

Loss before provision for income taxes	(7,735,803)	(15,765,249)

Provision for income taxes	2,400	-

Net Loss	$(7,738,203)	$(15,765,249)

Weighted average shares outstanding - basic and diluted	122,747,555	118,503,131
Net loss per share - basic and diluted	$(0.06)	$(0.13)

See accompanying accountants’ review report and notes to financial statements

JET TOKEN, INC.

CONSOLIDATED STATEMENTS OF STOCKHOLDERS’ EQUITY

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	Series Seed Preferred Stock		Series CF Non-Voting Preferred Stock		Common Stock		Non-voting Common Stock		Subscription	Additional Paid-in	Accumulated	Total Stockholders’
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Receivable	Capital	Deficit	Equity
Balance at December 31, 2020	983,333	$29,500	18,826,385	$704,396	85,000,000	$9	31,402,755	$3	$(522,966)	$5,743,728	$(3,152,528)	$2,802,142
Stock option compensation	-	-	-	-	-	-	-	-	-	12,690,373	-	12,690,373
Sale of Non-Voting Common Stock for cash	-	-	-	-	-	-	4,119,908	-	(96,600)	2,417,424	-	2,320,824
Receipt of subscription receivable	-	-	-	-	-	-	-	-	522,966	-	-	522,966
Offering costs	-	-	-	-	-	-	-	-	-	(1,673,587)	-	(1,673,587)
Share exchange	-	-	-	-	(6,646,667)	(1)	6,646,667	1	-	-		-
Net loss	-	-	-	-	-	-	-	-	-	-	(15,765,249)	(15,765,249)
Balance at December 31, 2021	983,333	$29,500	18,826,385	$704,396	78,353,333	$8	42,169,330	$4	$(96,600)	$19,177,938	$(18,917,777)	$897,469
Stock option compensation	-	-	-	-	-	-	-	-	-	6,492,653	-	6,492,653
Sale of Non-Voting Common Stock for cash	-	-	-	-	-	-	3,920,556	-	(15,544)	2,919,704	-	2,904,160
Receipt of subscription receivable	-	-	-	-	-	-	-	-	96,600	-	-	96,600
Offering costs	-	-	-	-	-	-	-	-	-	(1,691,386)	-	(1,691,386)
Preferred share redemption	(300,000)	(9,000)	-	-	-	-	-	-	-	(216,000)	-	(225,000)
Net loss	-	-	-	-	-	-	-	-	-	-	(7,738,203)	(7,738,203)
Balance at December 31, 2022	683,333	$20,500	18,826,385	$704,396	78,353,333	$8	46,089,886	$4	$(15,544)	$26,682,909	$(26,655,980)	$736,293

See accompanying notes to the consolidated financial statements

JET TOKEN, INC.

CONSOLIDATED STATEMENTS OF CASH FLOWS

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	2022	2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$(7,738,203)	$(15,765,249)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization and depreciation	134,383	133,608
Amortization of lease financing costs	-	1,175
Gain on loan forgiveness	-	(207,360)
Stock-based compensation	6,492,653	12,690,373
Non-cash operating lease costs	494,468	-
Changes in operating assets and liabilities:
Accounts receivable	-	400
Other current assets	(278,313)	(28,980)
Accounts payable	(53,268)	15,643
Accrued liabilities	835,576	111,480
Deferred revenue	497,030	436,331
Lease liability	(480,368)	-
Net cash used in operating activities	(96,042)	(2,612,579)

CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	-	(8,407)
Purchase of intangible assets	-	(97,978)
Return of aircraft deposit	1,093,600	-
Deposits and other assets	(803,112)	(439,750)
Net cash provided by (used in) investing activities	290,488	(546,135)

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds - related party advances	42,000	200,196
Repayments - related party advances	(242,196)	-
Proceeds - notes payable	-	86,360
Payments on line of credit	(194,727)	(257,308)
Offering costs	(1,691,386)	(1,221,552)
Payment of lease financing costs	-	(70,500)
Preferred share redemption	(225,000)	-
Proceeds from sale of Non-Voting Common Stock	3,000,760	2,843,790
Net cash provided by financing activities	689,451	1,580,986

Increase (decrease) in cash and cash equivalents	883,897	(1,577,728)
Cash and cash equivalents, beginning of year	643,494	2,221,222
Cash and cash equivalents, end of year	$1,527,391	$643,494

Supplemental disclosures of cash flow information:
Cash paid for interest	$-	$-
Cash paid for income taxes	$2,400	$-

Non cash investing and financing activities:
Subscription receivable from sale of Non-Voting Common Stock	$15,544	$96,600
Line of credit issued for offering expenses paid on behalf of the Company	$-	$452,035
Application of equipment deposit to aircraft maintenance reserve account	$-	$250,000
Operating lease, Right-of-use assets and liabilities	$2,506,711	$-

See accompanying notes to the consolidated financial statements

JET TOKEN, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Note 9—Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

OXBRIDGE ACQUISITION CORP.

CONDENSED BALANCE SHEETS

	June 30,	December 31,
	2023	2022
	(unaudited)
Assets
Current assets
Cash	$19,879	$211,718
Accrued interest, prepaid expenses and other receivables	36,504	3,593
Marketable securities held in Trust Account	13,125,461	12,834,629
Total Assets	$13,181,844	$13,049,940

Liabilities and Shareholders’ Equity
Current liabilities
Due to affiliates	$-	$3,861
Accrued expenses	410,825	97,981
Promissory note payable	575,000	575,000
Deferred underwriting commissions	4,025,000	4,025,000
Derivative warrant liabilities	575,739	369,902
Total liabilities	5,586,564	5,071,744

Commitments and Contingencies
Class A ordinary shares; 1,186,952 shares subject to possible redemption (at redemption value)	13,125,461	12,834,629

Shareholders’ Deficit:
Preference shares, $0.0001 par value; 4,000,000 shares authorized; none issued and outstanding	-	-
Class A ordinary shares, $0.0001 par value; 400,000,000 shares authorized; 115,000 issued and outstanding (excluding 1,186,952 shares subject to possible redemption)	-	-
Class B ordinary shares, $0.0001 par value; 40,000,000 shares authorized; 2,875,000 shares issued and outstanding	288	288

Accumulated Deficit	(5,530,469)	(4,856,721)
Total shareholders’ deficit	(5,530,181)	(4,856,433)
Total Liabilities, Ordinary Shares Subject to Possible Redemption, and Shareholders’ Deficit	$13,181,844	$13,049,940

The accompanying notes are an integral part of these unaudited condensed financial statements.

OXBRIDGE ACQUISITION CORP.

CONDENSED STATEMENTS OF OPERATIONS

(UNAUDITED)

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2023	2022	2023	2022
Expenses
General and administrative expenses	$(105,915)	$(73,811)	$(469,569)	$(129,970)
Loss from operations	(105,915)	(73,811)	(469,569)	(129,970)
Change in fair value of warrant liabilities	183,282	(428,067)	(205,837)	2,992,573
Other income
Other interest income	312	377	1,658	598
Income earned on marketable securities held in trust account	154,650	-	290,832	-
Net income (loss)	$232,329	$(501,501)	$(382,916)	$2,863,201
Earnings (loss) per share:
Basic weighted average shares outstanding	4,176,952	14,490,000	4,176,952	14,490,000
Diluted weighted average shares outstanding	4,176,952	14,490,000	4,176,952	14,490,000
Basic and diluted net earnings (loss) per ordinary share	$0.06	$(0.035)	$(0.09)	$0.198

The accompanying notes are an integral part of these unaudited condensed financial statements.

OXBRIDGE ACQUISITION CORP.

CONDENSED STATEMENTS OF CHANGES IN SHAREHOLDERS’ DEFICIT

FOR THE SIX MONTHS ENDED JUNE 30, 2023 AND 2022

(UNAUDITED)

	Ordinary Shares				Additional		Total
	Class A		Class B		Paid-in	Accumulated	Shareholders’
	Shares	Amount	Shares	Amount	Capital	Deficit	Deficit

Balance - December 31, 2021	115,000	$-	2,875,000	$288	$-	$(10,498,112)	$(10,497,824)
Net income	-	-	-	-	-	3,364,702	3,364,702
Balance - March 31, 2022	115,000	$-	2,875,000	$288	$-	$(7,133,410)	$(7,133,122)
Net loss	-	-	-	-		(501,501)	(501,501)
Balance - June 30, 2022	115,000	$-	2,875,000	$288	$-	$(7,634,911)	$(7,634,623)

Balance - December 31, 2022	115,000	$-	2,875,000	$288	$-	$(4,856,721)	$(4,856,433)
Accretion for Class A Ordinary Shares to redemption amount	-	-	-	-	-	(136,182)	(136,182)
Net loss	-	-	-	-	-	(615,245)	(615,245)
Balance - March 31, 2023	115,000	$-	2,875,000	$288	$-	$(5,608,148)	$(5,607,860)
Change in Class A Ordinary shares subject to possible redemption	-	-	-	-	-	(154,650)	(154,650)
Net income	-	-	-	-		232,329	232,329
Balance - June 30, 2023	115,000	$-	2,875,000	$288	$-	$(5,530,469)	$(5,530,181)

The accompanying notes are an integral part of these unaudited condensed financial statements.

OXBRIDGE ACQUISITION CORP.

CONDENSED STATEMENT OF CASH FLOWS

FOR THE SIX MONTHS ENDED JUNE 30, 2023 AND 2022

(UNAUDITED)

	Six Months	Six Months
	ended	ended
	June 30, 2023	June 30, 2022

Cash flows from Operating Activities:
Net (loss) income	$(382,916)	2,863,201
Adjustments to reconcile net (loss) income to cash used in operating activities
Change in fair value of warrant liabilities	205,837	(2,992,573)
Income earned on marketable securities held in Trust Account	(290,832)	-

Changes in operating assets and liabilities:
Accrued interest, prepaid expenses and other receivables	(32,911)	(62,200)
Due to affiliates	(3,861)	-
Accrued expenses	312,844	(3,856)
Net cash used in operating activities	$(191,839)	(195,428)

Net Change in Cash	(191,839)	(195,428)
Cash– Beginning of period	211,718	614,395
Cash– Ending of period	$19,879	418,967

Supplemental disclosure of non-cashflow information
Accretion for Class A ordinary shares to redemption amount	$290,832	-

The accompanying notes are an integral part of these unaudited condensed financial statements.

OXBRIDGE ACQUISITION CORP.

NOTES TO CONDENSED FINANCIAL STATEMENTS

JUNE 30, 2023

(Unaudited)

Jet Token, Inc. [Member]
Restructuring Cost and Reserve [Line Items]
Subsequent Events

NOTE 8 – SUBSEQUENT EVENTS

The Company has evaluated subsequent events that occurred after June 30, 2023 through August 21, 2023, the date of these consolidated financial statements were available to be issued.

Business Combination Agreement

On August 10, 2023 (the “Closing Date”), Jet.AI Inc., a Delaware corporation (f/k/a Oxbridge Acquisition Corp.) (“Jet.AI”), consummated the previously announced transaction (the “Business Combination”) pursuant to that certain Business Combination Agreement and Plan of Reorganization, dated February 24, 2023, as amended by Amendment No. 1 to the Business Combination Agreement, dated as of May 11, 2023 (the “Business Combination Agreement”), by and among the Company, OXAC Merger Sub I, Inc., a Delaware corporation and a direct, wholly-owned subsidiary of the Company (“First Merger Sub”), Summerlin Aviation LLC (f/k/a OXAC Merger Sub II, LLC), a Delaware limited liability company and a direct, wholly-owned subsidiary of the Company (“Second Merger Sub” and, together with First Merger Sub, the “Merger Subs”), and Jet Token Inc., a Delaware corporation (“Jet Token”). Terms used shall have the meaning given to such terms in the final prospectus and definitive proxy statement, dated July 28, 2023 and filed with the Securities and Exchange Commission (the “Commission”) on July 28, 2023 (the “Proxy Statement”) in the section entitled “Certain Defined Terms” beginning on page 2 thereof, and such definitions are incorporated herein by reference.

On August 10, 2023, as contemplated by the Business Combination Agreement and described in the section titled “The Domestication Proposal” beginning on page 145 of the Proxy Statement, the Company filed a notice of deregistration with the Cayman Islands Registrar of Companies, together with the necessary accompanying documents, and filed a certificate of incorporation and a certificate of corporate domestication with the Secretary of State of the State of Delaware, under which the Company was domesticated and continues as a Delaware corporation (the “Domestication”).

On August 10, 2023, as a result of the Business Combination and the other transactions contemplated by the Business Combination Agreement, following the consummation of the Domestication (a) First Merger Sub merged with and into Jet Token, with Jet Token surviving the merger as a wholly-owned subsidiary of the Company (the “First Merger”) and (b) after the effectiveness of the First Merger, Jet Token merged with and into Second Merger Sub, with Second Merger Sub surviving the merger as a wholly-owned subsidiary of the Company (the “Second Merger”).

Following the closing of the Business Combination, the Company owns, directly or indirectly, all of the issued and outstanding equity interests in the Second Merger Sub and its subsidiaries, and the stockholders of Jet Token as of immediately prior to the effective time of the First Merger (the “Jet Token Stockholders”) hold a portion of the Company’s common stock, par value $0.0001 per share (the “Jet.AI Common Stock”).

As a result of and upon the effective time of the Domestication: (a) each then issued and outstanding Class A Ordinary Share of Oxbridge was converted automatically, on a one-for-one basis, into a share of Jet.AI Common Stock; (b) each then issued and outstanding Class B Ordinary Share of Oxbridge was converted automatically, on a one-for-one basis, into a share of Jet.AI Common Stock; (c) each then issued and outstanding Oxbridge Warrant was converted automatically into a warrant to purchase one share of Jet.AI Common Stock pursuant to the Warrant Agreement (“Jet.AI Warrant”); and (d) each then issued and outstanding Oxbridge Unit was converted automatically into a Jet.AI Unit, each consisting of one share of Jet.AI Common Stock and one Jet.AI Warrant.

At the effective time of the Business Combination (the “Effective Time”), (i) each outstanding share of Jet Token Common Stock, including each share of Jet Token Preferred Stock that was converted into shares of Jet Token Common Stock immediately prior to the Effective Time, was cancelled and automatically converted into the right to receive (x) the number of shares of Jet.AI Common Stock equal to the Stock Exchange Ratio of 0.03094529, and (y) the number of warrants (“Merger Consideration Warrants”) equal to the Warrant Exchange Ratio of 0.04924242; (ii) each Jet Token Option, whether or not exercisable and whether or not vested, that was outstanding immediately prior to the Effective Time was automatically converted into an option to purchase a number of Jet.AI Options based on the Option Exchange Ratio (determined in accordance with the Business Combination Agreement and as further described in the Proxy Statement); (iii) each Jet Token Warrant issued and outstanding immediately prior to the Effective Time was automatically converted into a warrant to acquire (x) a number of shares of Jet.AI Common Stock equal to the Stock Exchange Ratio and (y) a number of Merger Consideration Warrants equal to the Warrant Exchange Ratio; and (iv) each Jet Token RSU Award that was outstanding immediately prior to the Effective Time was converted into a Jet.AI RSU Award with respect to a number of RSUs based on the applicable exchange ratio (determined in accordance with the Business Combination Agreement and as further described in the Proxy Statement).

As a result of the business combination, all outstanding equity awards were exchanged for equity awards for equity of the new parent company based upon exchange ratios and pricing agreed upon within the Acquisition Agreement.

In connection with the consummation of the Business Combination (the “Closing”), the registrant changed its name from Oxbridge Acquisition Corp. to Jet.AI Inc.

NOTE 8 – SUBSEQUENT EVENTS

Subsequent to December 31, 2022, the Company issued an additional approximately 2 million shares of non-voting common stock at a price of $0.75 per share under the Regulation A, Tier 2 offering discussed in Note 5 for gross proceeds of approximately $1.5 million.

Subsequent to December 31, 2022, the Company granted a total of 2,000,000 stock options to purchase non-voting common stock to various employees and consultants. The options are exercisable at $0.75 per share, have 10 year lives, and vest in monthly tranches over a three-year period.

Subsequent to December 31, 2022, the Company formed a 50/50 joint venture subsidiary with Great Western Air LLC dba Cirrus Aviation Services, 380 Software LLC, a Nevada limited liability company. To date, there have been no operations or financial activity.

The Company has evaluated subsequent events that occurred after December 31, 2022 through February 23, 2023, the date of these consolidated financial statements were available to be issued, and noted no additional events requiring recognition for disclosure.